SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
COGS – Agent Stock Based Compensation	$ 23,763	$ 10,512
Marketing Expenses – Agent Stock Based Compensation	7,137	5,950
Marketing Expenses – FTE Stock Based Compensation	11	35
Research and Development – FTE Stock Based Compensation	641	193
General and Administrative – FTE Stock Based Compensation	6,245	2,290
Total Stock Based Compensation	37,797	18,980
Options [Member]
IfrsStatementLineItems [Line Items]
COGS – Agent Stock Based Compensation
Marketing Expenses – Agent Stock Based Compensation	301	2,033
Marketing Expenses – FTE Stock Based Compensation	2	5
Research and Development – FTE Stock Based Compensation	20	68
General and Administrative – FTE Stock Based Compensation	1,448	1,166
Total Stock Based Compensation	1,771	3,272
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
COGS – Agent Stock Based Compensation	23,763	10,512
Marketing Expenses – Agent Stock Based Compensation	6,836	3,917
Marketing Expenses – FTE Stock Based Compensation	9	30
Research and Development – FTE Stock Based Compensation	621	125
General and Administrative – FTE Stock Based Compensation	4,797	1,124
Total Stock Based Compensation	$ 36,026	$ 15,708